Note 17 - Per Share Amounts (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Earnings per share [text block]
(thousands of Canadian dollars, except per share amounts)
	2025	2024

Net income	$28,458	$39,748
Preferred share dividends paid	-	(988)
Net income available to common shareholders	28,458	38,760

Weighted average number of common shares outstanding	31,506,701	25,965,724

Basic and diluted income per common share:	$0.90	$1.49